Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues
Rental and services income	$ 11,034	$ 17,131	$ 21,937
Sales of trading properties and developments	1,024	1,095	1,631
Revenue from hotels operation and tourism services	920	3,037	4,436
Revenues	$ 12,978	$ 21,263	$ 28,004